Note 19 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
(thousands of Canadian dollars)
	2021		2020

	Book Value	Fair Value	Book Value	Fair Value

Assets
Cash	$271,523	$271,523	$257,644	$257,644
Loans	2,103,050	2,118,636	1,654,910	1,665,473
Other financial assets	3,596	3,596	8,897	8,897

Liabilities
Deposits	$1,853,204	$1,860,332	$1,567,570	$1,607,495
Subordinated notes payable	95,272	97,910	4,889	5,000
Securitization liabilities	-	-	8,745	8,778
Other financial liabilities	130,657	130,657	107,393	107,393